UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
 (Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.57%
Consumer Discretionary - 23.86%
BJ’s Restaurants, Inc. (a)	98,300	3,817,972	1.58%
Burlington Stores, Inc. (a)	77,300	5,914,223	2.44%
Dollar General Corp.	58,400	5,532,816	2.29%
Genesco, Inc. (a)	65,700	4,560,894	1.88%
Genuine Parts Co.	48,100	4,917,744	2.03%
Movado Group, Inc.	148,400	3,352,356	1.38%
Omnicom Group, Inc.	55,700	4,583,553	1.89%
Potbelly Corp. (a)	345,400	4,500,562	1.86%
Superior Industries International, Inc.	219,500	6,707,920	2.77%
Target Corp.	55,200	4,158,216	1.72%
The Children’s Place, Inc.	63,600	5,315,688	2.20%
Vista Outdoor, Inc. (a)	87,900	4,399,395	1.82%
		57,761,339	23.86%
Consumer Staples - 10.54%
Amira Nature Foods, Ltd. (a)(b)	340,500	2,420,955	1.00%
Dean Foods Co.	224,700	4,147,962	1.71%
Ingredion, Inc.	42,800	5,702,672	2.36%
John B. Sanfilippo & Son, Inc.	62,300	2,907,541	1.20%
Post Holdings, Inc. (a)	62,400	5,408,208	2.24%
Tyson Foods, Inc., Class A	66,900	4,923,840	2.03%
		25,511,178	10.54%
Financials - 3.69%
The Progressive Corp.	135,800	4,414,858	1.82%
United Fire Group, Inc.	107,500	4,515,000	1.87%
		8,929,858	3.69%
Health Care - 7.43%
Henry Schein, Inc. (a)	26,200	4,741,676	1.96%
Owens & Minor, Inc.	110,000	3,928,100	1.62%
Triple-S Management Corp., Class B (a)(b)	165,300	4,107,705	1.70%
UnitedHealth Group, Inc.	36,400	5,212,480	2.15%
		17,989,961	7.43%
Industrials - 26.29%
Air Transport Services Group, Inc. (a)	375,300	5,434,344	2.24%
Astec Industries, Inc.	99,800	6,015,944	2.49%
Brady Corp., Class A	165,900	5,332,026	2.20%
Briggs & Stratton Corp.	203,800	4,632,374	1.91%
C.H. Robinson Worldwide, Inc.	62,100	4,323,402	1.79%
Hawaiian Holdings, Inc. (a)	100,800	4,589,424	1.90%
Huntington Ingalls Industries, Inc.	33,100	5,712,398	2.36%
Insperity, Inc.	91,300	7,166,137	2.96%
Insteel Industries, Inc.	165,600	5,761,224	2.38%
John Bean Technologies Corp.	82,400	5,514,208	2.28%
Kaman Corp.	98,600	4,255,576	1.76%
Watsco, Inc.	34,000	4,897,360	2.02%
		63,634,417	26.29%
Information Technology - 14.05%
Arrow Electronics, Inc. (a)	75,800	5,039,942	2.08%
Convergys Corp.	168,100	4,479,865	1.85%
Itron, Inc. (a)	108,800	4,644,672	1.92%
NeoPhotonics Corp. (a)	395,500	4,963,525	2.05%
Orbotech, Ltd. (a)(b)	191,400	5,460,642	2.26%
SYNNEX Corp.	46,100	4,634,433	1.91%
Tech Data Corp. (a)	61,600	4,800,488	1.98%
		34,023,567	14.05%

Materials - 8.40%
Avery Dennison Corp.	66,600	5,187,474	2.14%
Bemis Co., Inc.	88,300	4,506,832	1.86%
Reliance Steel & Aluminum Co.	71,200	5,584,928	2.31%
Sonoco Products Co.	99,200	5,052,256	2.09%
		20,331,490	8.40%
Utilities - 4.31%
Exelon Corp.	137,600	5,129,728	2.12%
UGI Corp.	117,300	5,308,998	2.19%
		10,438,726	4.31%
Total Common Stocks (Cost $218,950,902)		238,620,536	98.57%

RIGHTS - 0.00%
Health Care - 0.00%
Forest Laboratories, Inc. (a)(c)	5,500	275	0.00%
Total Rights (Cost $0)		275	0.00%

SHORT-TERM INVESTMENTS - 1.56%
Money Market Funds - 1.56%
Fidelity Government Portfolio, Institutional Class, 0.25% (d)	3,777,197	3,777,197	1.56%
Total Short-Term Investments (Cost $3,777,197)		3,777,197	1.56%

Total Investments (Cost $222,728,099) - 100.13%		242,398,008	100.13%
Liabilities in Excess of Other Assets - (0.13)%		(315,355)	(0.13)%
TOTAL NET ASSETS - 100.00%		$242,082,653	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	Security is fair valued in good faith.
(d)	The rate listed is the fund’s 7-day yield as of July 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$223,071,721
Gross unrealized appreciation	25,926,458
Gross unrealized depreciation	(6,600,171)
Net unrealized appreciation	$19,326,287

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$57,761,339	$–	$–		$57,761,339
Consumer Staples	25,511,178	–	–		25,511,178
Financials	8,929,858	–	–		8,929,858
Health Care	17,989,961	–	–		17,989,961
Industrials	63,634,417	–	–		63,634,417
Information Technology	34,023,567	–	–		34,023,567
Materials	20,331,490	–	–		20,331,490
Utilities	10,438,726	–	–		10,438,726
Total Common Stocks	$238,620,536	$–	$–		$238,620,536

Rights
Health Care	$–	$–	$275		$275
Total Rights	$–	$–	$275	*	$275

Short-Term Investments
Money Market Funds	$3,777,197	$–	$–		$3,777,197
Total Short-Term Investments	$3,777,197	$–	$–		$3,777,197

Total Investments	$242,397,733	$–	$275		$242,398,008

* Acquired in merger.

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights
Balance as of October 31, 2015	$275
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of July 31, 2016	$275

Change in unrealized appreciation/depreciation during the period for
Level 3 investments held at July 31, 2016	$-

The Level 3 investments as of July 31, 2016 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Hennessy Focus Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 62.89%
Consumer Discretionary - 20.52%
CarMax, Inc. (a)	2,962,712	172,607,601	6.90%
O’Reilly Automotive, Inc. (a)	842,815	244,947,324	9.79%
Penn National Gaming, Inc. (a)	1,197,772	17,990,535	0.72%
Twenty First Century Fox, Inc.	2,917,592	77,724,651	3.11%
		513,270,111	20.52%
Energy - 2.94%
World Fuel Services Corp.	1,547,585	73,665,046	2.94%

Financials - 21.91%
Aon PLC (b)	1,179,036	126,239,385	5.05%
Diamond Hill Investment Group, Inc.	151,439	28,923,335	1.16%
Encore Capital Group, Inc. (a) (d)	2,258,784	55,136,917	2.20%
Markel Corp. (a)	215,672	204,618,810	8.18%
Marlin Business Services Corp. (d)	1,010,273	18,548,612	0.74%
The Charles Schwab Corp.	4,029,065	114,506,027	4.58%
		547,973,086	21.91%
Health Care - 2.02%
Henry Schein, Inc. (a)	279,398	50,565,450	2.02%

Industrials - 10.00%
American Woodmark Corp. (a) (d)	1,209,780	89,801,970	3.59%
Ametek, Inc.	459,822	21,625,429	0.87%
Hexcel Corp.	2,592,037	111,898,237	4.47%
Mistras Group, Inc. (a)	1,071,870	26,861,062	1.07%
		250,186,698	10.00%
Information Technology - 5.50%
Alphabet, Inc., Class A (a)	68,984	54,589,799	2.18%
Alphabet, Inc., Class C (a)	108,017	83,042,389	3.32%
		137,632,188	5.50%
Total Common Stocks (Cost $878,399,295)		1,573,292,579	62.89%

REITS - 20.68%
Financials - 20.68%
American Tower Corp., Class A	2,145,080	248,335,911	9.93%
Brookfield Asset Management, Inc. (b)	4,543,328	157,062,849	6.28%
Gaming & Leisure Properties, Inc.	3,122,341	111,873,478	4.47%
		517,272,238	20.68%
Total REITS (Cost $325,202,131)		517,272,238	20.68%

SHORT-TERM INVESTMENTS - 16.44%
Money Market Funds - 16.44%
Fidelity Government Portfolio, Institutional Class, 0.25% (c)	125,038,000	125,038,000	5.00%
First American Government Obligations Fund, 0.23% (c)	36,240,994	36,240,994	1.45%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.25% (c)	124,906,899	124,906,899	4.99%
Government & Agency Portfolio, Institutional Class, 0.28% (c)	125,038,000	125,038,000	5.00%
		411,223,893	16.44%
Total Short-Term Investments (Cost $411,223,893)		411,223,893	16.44%

Total Investments (Cost $1,614,825,319) - 100.01%		2,501,788,710	100.01%
Liabilities in Excess of Other Assets - (0.01)%		(335,037)	(0.01)%
TOTAL NET ASSETS - 100.00%		$2,501,453,673	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2016.
(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Hennessy Focus Fund, as defined in the Investment Company Act of 1940, as amended, at or during the period ended July 31, 2016. Details of transactions with these affiliated companies for the period ended July 31, 2016, are as follows:

Issuer	American Woodmark Corp.	Encore Capital Group, Inc.	Marlin Business Services Corp.
Beginning Cost	$32,425,960	$72,792,945	$15,865,289
Purchase Cost	$19,466,818	$732,458	$-
Sales Cost	$-	$-	$-
Ending Cost	$51,892,778	$73,525,403	$15,865,289
Dividend Income	$-	$-	$424,315
Shares	1,209,780	2,258,784	1,010,273
Market Value	$89,801,970	$55,136,917	$18,548,612

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$1,614,825,319
Gross unrealized appreciation	936,630,270
Gross unrealized depreciation	(49,666,879)
Net unrealized appreciation	$886,963,391

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$513,270,111	$–	$–	$513,270,111
Energy	73,665,046	–	–	73,665,046
Financials	547,973,086	–	–	547,973,086
Health Care	50,565,450	–	–	50,565,450
Industrials	250,186,698	–	–	250,186,698
Information Technology	137,632,188	–	–	137,632,188
Total Common Stocks	$1,573,292,579	$–	$–	$1,573,292,579

REITS
Financials	$517,272,238	$–	$–	$517,272,238
Total REITS	$517,272,238	$–	$–	$517,272,238

Short-Term Investments
Money Market Funds	$411,223,893	$–	$–	$411,223,893
Total Short-Term Investments	$411,223,893	$–	$–	$411,223,893

Total Investments	$2,501,788,710	$–	$–	$2,501,788,710

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Hennessy Cornerstone Mid Cap 30  Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.79%
Consumer Discretionary - 43.27%
AutoNation, Inc. (a)	544,200	$29,033,070	2.83%
Boyd Gaming Corp. (a)	1,689,000	33,121,290	3.23%
Express, Inc. (a)	1,772,400	26,515,104	2.58%
GameStop Corp., Class A	746,500	23,104,175	2.25%
JC Penney Co., Inc. (a)	3,834,600	37,042,236	3.61%
Lear Corp.	272,900	30,960,505	3.02%
Lennar Corp.	684,800	32,048,640	3.12%
Lithia Motors, Inc., Class A	293,518	25,327,668	2.47%
NVR, Inc. (a)	20,914	35,658,370	3.47%
Pool Corp.	421,100	43,070,108	4.19%
Sinclair Broadcast Group Inc.	1,100,700	30,621,474	2.98%
The Goodyear Tire & Rubber Co.	1,029,400	29,512,898	2.87%
The Interpublic Group of Companies, Inc.	1,468,800	33,870,528	3.30%
Wayfair, Inc., Class A (a)	790,657	34,393,580	3.35%
		444,279,646	43.27%
Consumer Staples - 8.77%
Casey’s General Stores, Inc.	315,400	42,118,516	4.10%
Ingredion, Inc.	359,900	47,953,076	4.67%
		90,071,592	8.77%
Financials - 5.57%
AmTrust Financial Services, Inc.	1,018,000	24,299,660	2.36%
Hanover Insurance Group, Inc.	399,900	32,927,766	3.21%
		57,227,426	5.57%
Health Care - 3.31%
Owens & Minor, Inc.	951,500	33,978,065	3.31%

Industrials - 16.44%
Dycom Industries, Inc. (a)	429,900	40,432,095	3.94%
Expeditors International of Washington, Inc.	678,600	33,543,198	3.27%
Hawaiian Holdings, Inc. (a)	976,300	44,450,939	4.33%
JetBlue Airways Corp. (a)	1,340,300	24,567,699	2.39%
ManpowerGroup, Inc.	371,200	25,761,280	2.51%
		168,755,211	16.44%
Information Technology - 13.20%
CDW Corp.	772,200	33,150,546	3.23%
Ciena Corp. (a)	1,411,100	27,079,009	2.64%
SYNNEX Corp.	386,900	38,895,057	3.79%
Tech Data Corp. (a)	466,300	36,338,759	3.54%
		135,463,371	13.20%
Materials - 3.98%
Avery Dennison Corp.	524,800	40,876,672	3.98%

Utilities - 4.25%
Atmos Energy Corp.	546,900	43,637,151	4.25%
Total Common Stocks (Cost $982,267,924)		1,014,289,134	98.79%

SHORT-TERM INVESTMENTS - 1.21%
Money Market Funds - 1.21%
Fidelity Government Portfolio, Institutional Class, 0.25% (b)	12,414,716	12,414,716	1.21%
Total Short-Term Investments (Cost $12,414,716)		12,414,716	1.21%

Total Investments (Cost $994,682,640) - 100.00%		1,026,703,850	100.00%
Liabilities in Excess of Other Assets - 0.00%		(27,307)	0.00%
TOTAL NET ASSETS - 100.00%		$1,026,676,543	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of July 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$994,684,943
Gross unrealized appreciation	92,097,618
Gross unrealized depreciation	(60,078,711)
Net unrealized appreciation	$32,018,907

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$444,279,646	$–	$–	$444,279,646
Consumer Staples	90,071,592	–	–	90,071,592
Financials	57,227,426	–	–	57,227,426
Health Care	33,978,065	–	–	33,978,065
Industrials	168,755,211	–	–	168,755,211
Information Technology	135,463,371	–	–	135,463,371
Materials	40,876,672	–	–	40,876,672
Utilities	43,637,151	–	–	43,637,151
Total Common Stocks	$1,014,289,134	$–	$–	$1,014,289,134

Short-Term Investments
Money Market Funds	$12,414,716	$–	$–	$12,414,716
Total Short-Term Investments	$12,414,716	$–	$–	$12,414,716

Total Investments	$1,026,703,850	$–	$–	$1,026,703,850

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.69%
Consumer Discretionary - 23.83%
Bed Bath & Beyond, Inc.	41,800	$1,878,910	1.88%
Best Buy Co., Inc.	65,000	2,184,000	2.18%
Darden Restaurants, Inc.	27,700	1,705,212	1.70%
Harley-Davidson, Inc.	45,000	2,381,400	2.38%
Kohl’s Corp.	36,500	1,518,035	1.51%
Las Vegas Sands Corp.	40,900	2,071,585	2.07%
Macy’s, Inc.	44,300	1,587,269	1.58%
Nordstrom, Inc.	36,500	1,614,395	1.61%
Ralph Lauren Corp.	16,000	1,569,440	1.57%
Target Corp.	24,700	1,860,651	1.86%
The Gap, Inc.	73,000	1,882,670	1.88%
Tiffany & Co.	28,500	1,838,820	1.83%
Viacom, Inc.	39,300	1,786,971	1.78%
		23,879,358	23.83%
Consumer Staples - 5.41%
The Kroger Co.	46,300	1,582,997	1.58%
Wal-Mart Stores, Inc.	27,300	1,992,081	1.99%
Whole Foods Market, Inc.	60,700	1,850,136	1.84%
		5,425,214	5.41%
Energy - 4.72%
Marathon Petroleum Corp.	43,600	1,717,404	1.71%
Tesoro Corp.	20,900	1,591,535	1.59%
Valero Energy Corp.	27,100	1,416,788	1.42%
		4,725,727	4.72%
Financials - 3.75%
Franklin Resources, Inc.	52,600	1,903,594	1.90%
The Progressive Corp.	57,000	1,853,070	1.85%
		3,756,664	3.75%
Health Care - 5.93%
Baxter International, Inc.	49,100	2,357,782	2.35%
Gilead Sciences, Inc.	20,000	1,589,400	1.59%
HCA Holdings, Inc. (a)	25,900	1,997,667	1.99%
		5,944,849	5.93%
Industrials - 36.10%
Alaska Air Group, Inc.	25,500	1,714,110	1.71%
American Airlines Group, Inc.	45,900	1,629,450	1.63%
Caterpillar, Inc.	28,700	2,375,212	2.37%
Cummins, Inc.	20,100	2,467,677	2.46%
Deere & Co.	23,400	1,818,414	1.82%
Delta Air Lines, Inc.	40,600	1,573,250	1.57%
Dover Corp.	30,900	2,207,187	2.20%
Emerson Electric Co.	39,300	2,196,870	2.19%
FedEx Corp.	13,700	2,218,030	2.21%
General Dynamics Corp.	13,600	1,997,704	1.99%
JetBlue Airways Corp. (a)	87,900	1,611,207	1.61%
PACCAR, Inc.	37,000	2,181,890	2.18%
Parker-Hannifin Corp.	18,600	2,123,934	2.12%
Southwest Airlines Co.	48,400	1,791,284	1.79%
The Boeing Co.	14,800	1,978,168	1.97%
Union Pacific Corp.	25,000	2,326,250	2.32%
United Continental Holdings, Inc. (a)	38,000	1,781,820	1.78%
United Technologies Corp.	20,300	2,185,295	2.18%
		36,177,752	36.10%
Information Technology - 12.91%
Apple, Inc.	18,650	1,943,516	1.94%
eBay, Inc. (a)	75,700	2,358,812	2.35%
Intel Corp.	58,500	2,039,310	2.04%
International Business Machines Corp.	14,300	2,296,866	2.29%
QUALCOMM, Inc.	40,200	2,515,716	2.51%
Skyworks Solutions, Inc.	27,000	1,782,540	1.78%
		12,936,760	12.91%

Materials - 2.07%
Praxair, Inc.	17,800	2,074,412	2.07%

Telecommunication Services - 1.97%
Verizon Communications, Inc.	35,700	1,978,137	1.97%
Total Common Stocks (Cost $91,866,660)		96,898,873	96.69%

SHORT-TERM INVESTMENTS - 3.48%
Money Market Funds - 3.48%
Fidelity Government Portfolio, Institutional Class, 0.25% (b)	3,486,656	3,486,656	3.48%
Total Short-Term Investments (Cost $3,486,656)		3,486,656	3.48%

Total Investments (Cost $95,353,316) - 100.17%		100,385,529	100.17%
Liabilities in Excess of Other Assets - (0.17)%		(166,034)	(0.17)%
TOTAL NET ASSETS - 100.00%		$100,219,495	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of July 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$95,380,769
Gross unrealized appreciation	11,267,274
Gross unrealized depreciation	(6,262,514)
Net unrealized appreciation	$5,004,760

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$23,879,358	$–	$–	$23,879,358
Consumer Staples	5,425,214	–	–	5,425,214
Energy	4,725,727	–	–	4,725,727
Financials	3,756,664	–	–	3,756,664
Health Care	5,944,849	–	–	5,944,849
Industrials	36,177,752	–	–	36,177,752
Information Technology	12,936,760	–	–	12,936,760
Materials	2,074,412	–	–	2,074,412
Telecommunication Services	1,978,137	–	–	1,978,137
Total Common Stocks	$96,898,873	$–	$–	$96,898,873

Short-Term Investments
Money Market Funds	$3,486,656	$–	$–	$3,486,656
Total Short-Term Investments	$3,486,656	$–	$–	$3,486,656

Total Investments	$100,385,529	$–	$–	$100,385,529

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Hennessy Cornerstone Value Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.07%
Consumer Discretionary - 13.43%
Ford Motor Co.	181,600	$2,299,056	1.75%
General Motors Co.	76,100	2,400,194	1.83%
Johnson Controls, Inc.	61,700	2,833,264	2.16%
Las Vegas Sands Corp.	48,100	2,436,265	1.86%
The Gap, Inc.	87,500	2,256,625	1.72%
Thomson Reuters Corp. (a)	60,900	2,564,499	1.96%
Viacom, Inc.	62,100	2,823,687	2.15%
		17,613,590	13.43%
Consumer Staples - 9.56%
Altria Group, Inc.	36,900	2,498,130	1.90%
Archer Daniels Midland Co.	66,700	3,006,836	2.29%
Philip Morris International, Inc.	24,400	2,446,344	1.87%
Procter & Gamble Co.	27,000	2,310,930	1.76%
Reynolds American, Inc.	45,500	2,277,730	1.74%
		12,539,970	9.56%
Energy - 12.97%
California Resources Corp.	4	41	0.00%
Chevron Corp.	25,200	2,582,496	1.97%
Exxon Mobil Corp.	27,200	2,419,440	1.84%
Marathon Petroleum Corp.	67,600	2,662,764	2.03%
National Oilwell Varco, Inc.	76,500	2,474,775	1.89%
Occidental Petroleum Corp.	31,500	2,353,995	1.79%
Suncor Energy, Inc. (a)	92,900	2,499,939	1.91%
Valero Energy Corp.	38,600	2,018,008	1.54%
		17,011,458	12.97%
Financials - 13.57%
Bank of Montreal (a)	40,900	2,622,508	2.00%
Bank of Nova Scotia (a)	54,300	2,756,811	2.10%
Manulife Financial Corp. (a)	170,700	2,326,641	1.77%
MetLife, Inc.	56,700	2,423,358	1.85%
Prudential Financial, Inc.	33,400	2,514,686	1.92%
Royal Bank of Canada (a)	43,100	2,627,376	2.00%
Toronto-Dominion Bank (a)	58,100	2,531,417	1.93%
		17,802,797	13.57%
Health Care - 6.13%
AbbVie, Inc.	40,500	2,682,315	2.05%
Merck & Co., Inc.	44,000	2,581,040	1.97%
Pfizer, Inc.	75,200	2,774,128	2.11%
		8,037,483	6.13%
Industrials - 11.61%
Caterpillar, Inc.	33,100	2,739,356	2.09%
Eaton Corp. PLC (a)	39,800	2,523,718	1.92%
Emerson Electric Co.	46,600	2,604,940	1.98%
General Electric Co.	75,900	2,363,526	1.80%
The Boeing Co.	19,100	2,552,906	1.95%
United Parcel Service, Inc.	22,700	2,453,870	1.87%
		15,238,316	11.61%
Information Technology - 12.59%
Cisco Systems, Inc.	84,200	2,570,626	1.96%
HP, Inc.	221,000	3,096,210	2.36%
Intel Corp.	75,600	2,635,416	2.01%
International Business Machines Corp.	17,700	2,842,974	2.17%
QUALCOMM, Inc.	46,000	2,878,680	2.19%
Xerox Corp.	242,400	2,496,720	1.90%
		16,520,626	12.59%
Materials - 7.51%
International Paper Co.	62,600	2,867,706	2.18%
LyondellBasell Industries NV (a)	28,200	2,122,332	1.62%
The Dow Chemical Co.	46,400	2,490,288	1.90%
The Mosaic Co.	88,000	2,376,000	1.81%
		9,856,326	7.51%
Telecommunication Services - 9.70%
AT&T, Inc.	60,800	2,632,032	2.01%
BCE, Inc. (a)	52,600	2,519,014	1.92%
CenturyLink, Inc.	74,900	2,354,856	1.79%
Rogers Communications, Inc. (a)	62,700	2,769,459	2.11%
Verizon Communications, Inc.	44,300	2,454,663	1.87%
		12,730,024	9.70%
Total Common Stocks (Cost $110,137,599)		127,350,590	97.07%

SHORT-TERM INVESTMENTS - 3.02%
Money Market Funds - 3.02%
Fidelity Government Portfolio, Institutional Class, 0.25% (b)	3,961,326	3,961,326	3.02%
Total Short-Term Investments (Cost $3,961,326)		3,961,326	3.02%

Total Investments (Cost $114,098,925) - 100.09%		131,311,916	100.09%
Liabilities in Excess of Other Assets - (0.09)%		(123,371)	(0.09)%
TOTAL NET ASSETS - 100.00%		$131,188,545	100.00%

Percentages are stated as a percent of net assets.

(a)	U.S. traded security of a foreign corporation.
(b)	The rate listed is the fund’s 7-day yield as of July 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1)of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$114,543,502
Gross unrealized appreciation	20,980,820
Gross unrealized depreciation	(4,212,406)
Net unrealized appreciation	$16,768,414

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$17,613,590	$–	$–	$17,613,590
Consumer Staples	12,539,970	–	–	12,539,970
Energy	17,011,458	–	–	17,011,458
Financials	17,802,797	–	–	17,802,797
Health Care	8,037,483	–	–	8,037,483
Industrials	15,238,316	–	–	15,238,316
Information Technology	16,520,626	–	–	16,520,626
Materials	9,856,326	–	–	9,856,326
Telecommunication Services	12,730,024	–	–	12,730,024
Total Common Stocks	$127,350,590	$–	$–	$127,350,590

Short-Term Investments
Money Market Funds	$3,961,326	$–	$–	$3,961,326
Total Short-Term Investments	$3,961,326	$–	$–	$3,961,326

Total Investments	$131,311,916	$–	$–	$131,311,916

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Hennessy Large Value Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 94.31%
Consumer Discretionary - 5.22%
Carnival Corp. (b)	27,130	$1,267,514	0.93%
Ford Motor Co.	114,865	1,454,191	1.07%
Lowe’s Companies, Inc.	12,620	1,038,374	0.76%
Target Corp.	16,235	1,222,983	0.90%
Time Warner, Inc.	20,130	1,542,964	1.13%
Viacom, Inc., Class B	12,750	579,742	0.43%
		7,105,768	5.22%
Consumer Staples - 8.46%
ConAgra Foods, Inc.	31,400	1,468,264	1.08%
Mondelez International, Inc.	47,010	2,067,500	1.52%
PepsiCo, Inc.	11,860	1,291,791	0.95%
Procter & Gamble Co.	46,765	4,002,616	2.94%
Reynolds American, Inc.	18,640	933,119	0.68%
Tyson Foods, Inc., Class A	23,820	1,753,152	1.29%
		11,516,442	8.46%
Energy - 12.24%
Anadarko Petroleum Corp.	15,320	835,399	0.61%
Chevron Corp.	12,645	1,295,860	0.95%
ConocoPhillips	54,530	2,225,915	1.64%
Exxon Mobil Corp.	48,390	4,304,290	3.16%
Helmerich & Payne, Inc.	9,680	599,870	0.44%
Hess Corp.	29,460	1,580,529	1.16%
Marathon Oil Corp.	122,855	1,675,742	1.23%
Occidental Petroleum Corp.	35,860	2,679,818	1.97%
Pioneer Natural Resources Co.	4,720	767,330	0.56%
Valero Energy Corp.	13,535	707,610	0.52%
		16,672,363	12.24%
Financials - 21.55%
Affiliated Managers Group, Inc. (a)	10,830	1,589,627	1.17%
Allstate Corp.	23,062	1,575,826	1.16%
American International Group, Inc.	17,965	978,015	0.72%
Arthur J. Gallagher & Co.	15,790	776,710	0.57%
Bank of America Corp.	181,024	2,623,038	1.93%
BlackRock, Inc.	4,210	1,541,912	1.13%
Chubb, Ltd. (b)	18,650	2,336,099	1.71%
Citigroup, Inc.	58,355	2,556,533	1.88%
CME Group, Inc.	14,988	1,532,373	1.12%
First Republic Bank	16,090	1,153,170	0.85%
JPMorgan Chase & Co.	39,635	2,535,451	1.86%
Prudential Financial, Inc.	15,117	1,138,159	0.84%
SunTrust Banks, Inc.	62,274	2,633,567	1.93%
Synchrony Financial (a)	71,345	1,989,099	1.46%
The Goldman Sachs Group, Inc.	9,296	1,476,298	1.08%
Wells Fargo & Co.	60,710	2,912,259	2.14%
		29,348,136	21.55%
Health Care - 12.27%
Aetna, Inc.	15,152	1,745,662	1.28%
Allergan PLC (a)(b)	2,670	675,376	0.49%
Johnson & Johnson	50,780	6,359,179	4.67%
Medtronic PLC (b)	31,025	2,718,721	2.00%
Merck & Co., Inc.	20,660	1,211,916	0.89%
Pfizer, Inc.	44,075	1,625,927	1.19%
Thermo Fisher Scientific, Inc.	14,990	2,381,012	1.75%
		16,717,793	12.27%

Industrials - 11.41%
CSX Corp.	52,228	1,479,619	1.09%
FedEx Corp.	6,302	1,020,294	0.75%
Flowserve Corp.	18,510	885,703	0.65%
General Electric Co.	80,624	2,510,631	1.84%
Honeywell International, Inc.	13,980	1,626,293	1.19%
Ingersoll-Rand PLC (b)	26,990	1,788,357	1.31%
Owens Corning	26,170	1,384,655	1.02%
Pentair PLC (b)	15,773	1,006,633	0.74%
Raytheon Co.	10,000	1,395,300	1.02%
Southwest Airlines Co.	27,171	1,005,599	0.74%
United Technologies Corp.	13,370	1,439,281	1.06%
		15,542,365	11.41%
Information Technology - 10.18%
Broadcom, Ltd. (b)	12,430	2,013,411	1.48%
Cisco Systems, Inc.	102,460	3,128,104	2.30%
Citrix Systems, Inc. (a)	12,690	1,131,060	0.83%
Cognizant Technology Solutions Corp., Class A (a)	9,310	535,232	0.39%
LAM Research Corp.	20,425	1,833,552	1.35%
NXP Semiconductors NV (a)(b)	8,430	708,879	0.52%
Oracle Corp.	51,450	2,111,508	1.55%
Skyworks Solutions, Inc.	11,885	784,648	0.57%
Western Digital Corp.	34,126	1,621,326	1.19%
		13,867,720	10.18%
Materials - 2.22%
Ball Corp.	8,720	616,242	0.45%
PPG Industries, Inc.	12,910	1,351,806	0.99%
WestRock Co.	24,635	1,057,088	0.78%
		3,025,136	2.22%
Telecommunication Services - 2.79%
AT&T, Inc.	55,300	2,393,937	1.76%
T- Mobile US, Inc. (a)	30,250	1,401,785	1.03%
		3,795,722	2.79%
Utilities - 7.97%
American Electric Power, Inc.	50,950	3,530,835	2.59%
DTE Energy Co.	33,995	3,315,192	2.44%
NextEra Energy, Inc.	31,240	4,007,780	2.94%
		10,853,807	7.97%
Total Common Stocks (Cost $109,472,587)		128,445,252	94.31%

REITS - 5.35%
Financials - 5.35%
AvalonBay Communities, Inc.	8,528	1,583,223	1.16%
Kilroy Realty Corp.	21,852	1,599,785	1.18%
Simon Property Group, Inc.	13,432	3,049,601	2.24%
Ventas, Inc.	13,820	1,052,531	0.77%
		7,285,140	5.35%
Total REITS (Cost $6,345,613)		7,285,140	5.35%

SHORT-TERM INVESTMENTS - 0.64%
Money Market Funds - 0.64%
Fidelity Government Portfolio, Institutional Class, 0.25% (c)	877,507	877,507	0.64%
Total Short-Term Investments (Cost $877,507)		877,507	0.64%

Total Investments (Cost $116,695,707) - 100.30%		136,607,899	100.30%
Liabilities in Excess of Other Assets - (0.30)%		(408,362)	(0.30)%
TOTAL NET ASSETS - 100.00%		$136,199,537	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$117,376,976
Gross unrealized appreciation	22,712,547
Gross unrealized depreciation	(3,481,623)
Net unrealized appreciation	$19,230,923

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,105,768	$–	$–	$7,105,768
Consumer Staples	11,516,442	–	–	11,516,442
Energy	16,672,363	–	–	16,672,363
Financials	29,348,136	–	–	29,348,136
Health Care	16,717,793	–	–	16,717,793
Industrials	15,542,365	–	–	15,542,365
Information Technology	13,867,720	–	–	13,867,720
Materials	3,025,136	–	–	3,025,136
Telecommunication Services	3,795,722	–	–	3,795,722
Utilities	10,853,807	–	–	10,853,807
Total Common Stocks	$128,445,252	$–	$–	$128,445,252

REITS
Financials	$7,285,140	$–	$–	$7,285,140
Total REITS	$7,285,140	$–	$–	$7,285,140

Short-Term Investments
Money Market Funds	$877,507	$–	$–	$877,507
Total Short-Term Investments	$877,507	$–	$–	$877,507

Total Investments	$136,607,899	$–	$–	$136,607,899

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Hennessy Total Return Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 69.04%
Consumer Discretionary - 1.52%
McDonald’s Corp.	10,900	$1,282,385	1.52%

Consumer Staples - 9.38%
Procter & Gamble Co.	56,300	4,818,717	5.70%
Wal-Mart Stores, Inc.	42,700	3,115,819	3.68%
		7,934,536	9.38%
Energy - 13.47%
Chevron Corp.	56,400	5,779,872	6.83%
Exxon Mobil Corp.	63,100	5,612,745	6.64%
		11,392,617	13.47%
Health Care - 13.69%
Merck & Co., Inc.	99,100	5,813,206	6.88%
Pfizer, Inc.	156,200	5,762,218	6.81%
		11,575,424	13.69%
Industrials - 12.54%
Caterpillar, Inc.	72,500	6,000,100	7.10%
General Electric Co.	94,600	2,945,844	3.48%
The Boeing Co.	12,400	1,657,384	1.96%
		10,603,328	12.54%
Information Technology - 11.61%
Cisco Systems, Inc.	95,400	2,912,562	3.44%
Intel Corp.	33,600	1,171,296	1.39%
International Business Machines Corp.	35,700	5,734,134	6.78%
		9,817,992	11.61%
Telecommunication Services - 6.83%
Verizon Communications, Inc.	104,300	5,779,263	6.83%
Total Common Stocks (Cost $49,023,733)		58,385,545	69.04%

SHORT-TERM INVESTMENTS - 69.02%
Money Market Funds - 5.19%
Fidelity Government Portfolio, Institutional Class, 0.25% (a)	558,575	558,575	0.66%
Government & Agency Portfolio, Institutional Class, 0.28% (a)	3,829,766	3,829,766	4.53%
		4,388,341	5.19%
U.S. Treasury Bills (c) - 63.83%
0.275%, 08/18/2016 (b)	15,000,000	14,997,946	17.73%
0.275%, 09/22/2016 (b)	18,000,000	17,992,980	21.28%
0.320%, 10/20/2016 (b)	21,000,000	20,988,345	24.82%
		53,979,271	63.83%
Total Short-Term Investments (Cost $58,365,267)		58,367,612	69.02%

Total Investments (Cost $107,389,000) - 138.06%		116,753,157	138.06%
Liabilities in Excess of Other Assets - (38.06)%		(32,185,371)	(38.06)%
TOTAL NET ASSETS - 100.00%		$84,567,786	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of July 31, 2016.
(b)	The rate listed is discount rate at issue.
(c)	Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$107,492,796
Gross unrealized appreciation	9,848,436
Gross unrealized depreciation	(588,075)
Net unrealized appreciation	$9,260,361

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that  are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active  markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real  estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price  as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at  the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price  is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation  adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government  agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and  formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations  (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally  classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with  an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term  debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate  due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally  classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security,  such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value  pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s  investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,282,385	$–	$–	$1,282,385
Consumer Staples	7,934,536	–	–	7,934,536
Energy	11,392,617	–	–	11,392,617
Health Care	11,575,424	–	–	11,575,424
Industrials	10,603,328	–	–	10,603,328
Information Technology	9,817,992	–	–	9,817,992

Telecommunication Services	5,779,263	–	–	5,779,263
Total Common Stocks	$58,385,545	$–	$–	$58,385,545

Short-Term Investments
Money Market Funds	$4,388,341	$–	$–	$4,388,341
U.S. Treasury Bills	–	53,979,271	–	53,979,271
Total Short-Term Investments	$4,388,341	$53,979,271	$–	$58,367,612

Total Investments	$62,773,886	$53,979,271	$–	$116,753,157

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
$8,995,000	Jefferies LLC	0.75%	5/20/2016	8/18/2016	$9,011,866
10,794,000	Jefferies LLC	0.75%	6/24/2016	9/22/2016	10,814,239
12,593,000	Jefferies LLC	0.75%	7/22/2016	10/20/2016	12,616,612
$32,382,000					$32,442,716

As of July 31, 2016, the fair value of securities held as collateral for reverse repurchase agreements was $53,979,271 as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy.  The face value of the reverse repurchase  agreements at July 31, 2016, was $32,382,000.  Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.   The face value plus interest due at maturity is equal to $32,442,716.

Hennessy Equity and Income Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of Shares/		% of
	Par Amount	Value	Net Assets
COMMON STOCKS - 60.86%
Consumer Discretionary - 13.32%
CarMax, Inc. (a)	167,539	9,760,822	2.65%
Carnival Corp. (b)	202,840	9,476,685	2.57%
Dollar Tree, Inc. (a)	121,470	11,696,346	3.17%
Lowe’s Companies, Inc.	124,826	10,270,683	2.79%
O’Reilly Automotive, Inc. (a)	27,130	7,884,792	2.14%
		49,089,328	13.32%
Consumer Staples - 5.92%
Altria Group, Inc.	145,607	9,857,594	2.67%
Edgewell Personal Care Co. (a)	82,122	6,948,342	1.88%
The Coca-Cola Co.	115,341	5,032,328	1.37%
		21,838,264	5.92%
Energy - 1.50%
Chevron Corp.	54,001	5,534,023	1.50%

Financials - 14.69%
Alleghany Corp. (a)	15,190	8,255,765	2.24%
Bank of America Corp.	368,000	5,332,320	1.45%
Berkshire Hathaway, Inc., Class B (a)	105,969	15,288,148	4.15%
BlackRock, Inc.	23,878	8,745,317	2.37%
The Progressive Corp.	250,270	8,136,278	2.21%
Wells Fargo & Co.	174,573	8,374,267	2.27%
		54,132,095	14.69%
Health Care - 4.64%
Bristol-Myers Squibb Co.	102,283	7,651,791	2.07%
Eli Lilly & Co.	114,140	9,461,065	2.57%
		17,112,856	4.64%
Industrials - 9.44%
Deere & Co.	75,370	5,857,003	1.59%
FedEx Corp.	27,828	4,505,353	1.22%
General Dynamics Corp.	73,120	10,740,597	2.92%
General Electric Co.	215,630	6,714,718	1.82%
Norfolk Southern Corp.	77,640	6,970,519	1.89%
		34,788,190	9.44%
Information Technology - 6.98%
Apple, Inc.	81,990	8,544,178	2.32%
Cisco Systems, Inc.	199,456	6,089,391	1.65%
Visa, Inc., Class A	142,016	11,084,349	3.01%
		25,717,918	6.98%
Materials - 3.04%
NewMarket Corp.	18,710	8,006,757	2.17%
The Mosaic Co.	118,550	3,200,850	0.87%
		11,207,607	3.04%
Telecommunication Services - 1.33%
Verizon Communications, Inc.	88,448	4,900,904	1.33%
Total Common Stocks (Cost $189,800,143)		224,321,185	60.86%

PREFERRED STOCKS - 2.20%
Construction - 0.10%
SCE Trust I	13,655	359,263	0.10%

Consumer Staples - 0.09%
CHS, Inc.	10,960	332,636	0.09%

Financials - 2.01%
Aegon N.V. (b)	3,070	79,544	0.02%
Banc of California, Inc.	3,075	83,025	0.02%
Bank of America Corp.	5,015	132,797	0.04%
Bank of America Corp.	3,540	97,633	0.03%
Bank of New York Mellon Corp.	13,475	356,144	0.10%
BB&T Corp.	13,715	357,001	0.10%
Capital One Financial Corp.	6,805	187,001	0.05%
Capital One Financial Corp. (a)	7,360	184,294	0.05%
Citigroup, Inc.	5,820	153,415	0.04%

Citigroup, Inc.	5,805	155,574	0.04%
Discover Financial Services	13,190	351,645	0.09%
Fannie Mae Preferred (a)	10,600	45,898	0.01%
First Republic Bank	4,800	132,288	0.04%
First Republic Bank	5,025	138,690	0.04%
Huntington Bancshares, Inc.	9,510	263,522	0.07%
IBERIABANK Corp.	3,090	83,136	0.02%
ING Groep N.V. (b)	3,185	82,874	0.02%
JPMorgan Chase & Co.	13,430	366,236	0.10%
MetLife, Inc.	13,860	352,044	0.10%
Morgan Stanley	11,470	321,275	0.09%
Northern Trust Corp.	13,015	359,735	0.10%
PNC Financial Services Group, Inc.	13,430	349,583	0.09%
Regions Financial Corp.	6,790	182,787	0.05%
Regions Financial Corp.	6,650	192,451	0.05%
State Street Corp.	12,690	373,467	0.10%
SunTrust Banks, Inc.	13,540	357,727	0.10%
The Allstate Corp.	12,395	350,903	0.09%
The Charles Schwab Corp.	6,910	189,956	0.05%
The Charles Schwab Corp.	6,765	188,676	0.05%
The Goldman Sachs Group, Inc.	4,335	112,146	0.03%
The Goldman Sachs Group, Inc.	4,300	116,358	0.03%
U.S. Bancorp (d)	13,515	365,716	0.10%
Wells Fargo & Co.	6,555	181,246	0.05%
Wells Fargo & Co. (a)	7,000	185,500	0.05%
		7,430,287	2.01%
Total Preferred Stocks (Cost $7,867,103)		8,122,186	2.20%

REITS - 0.30%
Financials - 0.30%
Apollo Commercial Real Estate Finance, Inc.	28,000	455,000	0.12%
Chimera Investment Corp.	39,000	654,420	0.18%
Total REITS (Cost $1,061,263)		1,109,420	0.30%

CORPORATE BONDS - 24.40%
Consumer Discretionary - 0.29%
Amazon.com, Inc., 3.300%, 12/05/2021	1,000,000	1,081,545	0.29%

Consumer Staples - 0.95%
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/2019	150,000	172,971	0.05%
CVS Health Corp.
1.900%, 07/20/2018	1,300,000	1,319,578	0.36%
2.250%, 12/05/2018	500,000	512,741	0.14%
4.125%, 05/15/2021	1,000,000	1,104,751	0.30%
Wal-Mart Stores, Inc., 5.000%, 10/25/2040	300,000	390,104	0.10%
		3,500,145	0.95%
Energy - 1.23%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	1,002,688	0.27%
Chevron Corp., 2.355%, 12/05/2022	790,000	806,276	0.22%
Encana Corp., 3.900%, 11/15/2021 (b)	1,600,000	1,589,456	0.43%
National Oilwell Varco, Inc., 2.600%, 12/01/2022	1,200,000	1,141,968	0.31%
		4,540,388	1.23%
Financials - 13.44%
American Express Co., 6.150%, 08/28/2017	1,550,000	1,632,220	0.44%
American International Group, Inc.
4.875%, 06/01/2022	1,600,000	1,796,536	0.49%
5.850%, 01/16/2018	1,075,000	1,145,663	0.31%
Associates Corporation of North America, 6.950%, 11/01/2018	300,000	334,853	0.09%
Bank of Montreal, 2.500%, 01/11/2017 (b)	400,000	402,758	0.11%
Bank of New York Mellon Corp., 1.969%, 06/20/2017	500,000	504,419	0.14%
Bank of Nova Scotia, 2.550%, 01/12/2017 (b)	1,000,000	1,007,793	0.27%
BB&T Corp., 2.300%, 10/15/2018	1,000,000	1,023,616	0.28%
BlackRock, Inc., 3.500%, 03/18/2024	1,000,000	1,099,814	0.30%
Boston Properties, Inc., 5.875%, 10/15/2019	700,000	791,460	0.22%
Capital One Financial Corp., 4.750%, 07/15/2021	1,500,000	1,676,040	0.45%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/2023	1,220,000	1,293,955	0.35%
Discover Financial Services, 5.200%, 04/27/2022	900,000	995,116	0.27%
Fifth Third Bancorp
1.350%, 06/01/2017	1,000,000	1,002,549	0.27%
2.375%, 04/25/2019	1,775,000	1,816,450	0.49%
First Niagara Financial Group, Inc., 6.750%, 03/19/2020	590,000	672,044	0.18%

Ford Motor Credit Co. LLC, 3.000%, 06/12/2017	1,750,000	1,773,296	0.48%
Franklin Resources, Inc., 1.375%, 09/15/2017	1,080,000	1,084,818	0.29%
General Electric Capital Corp.
1.625%, 04/02/2018	500,000	506,457	0.14%
5.625%, 05/01/2018	550,000	595,142	0.16%
6.000%, 08/07/2019	1,610,000	1,839,745	0.50%
JPMorgan Chase & Co., 6.000%, 01/15/2018	1,000,000	1,067,309	0.29%
KeyCorp
2.300%, 12/13/2018	2,600,000	2,646,343	0.72%
5.100%, 03/24/2021	950,000	1,078,778	0.29%
Lazard Group, 6.850%, 06/15/2017	56,000	58,502	0.02%
Lincoln National Corp., 6.250%, 02/15/2020	780,000	879,616	0.24%
Merrill Lynch & Company, Inc., 6.875%, 04/25/2018	955,000	1,040,427	0.28%
MetLife, Inc., Series A, 6.817%, 08/15/2018	100,000	111,033	0.03%
Morgan Stanley
5.500%, 07/28/2021	2,333,000	2,674,243	0.72%
6.625%, 04/01/2018	750,000	812,843	0.22%
PNC Financial Services Group, Inc., 1.600%, 06/01/2018	1,000,000	1,007,987	0.28%
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	700,000	742,000	0.20%
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	1,526,721	0.41%
5.625%, 04/01/2024	700,000	812,670	0.22%
Royal Bank of Canada, 2.200%, 07/27/2018 (b)	1,000,000	1,018,110	0.28%
Schlumberger Investment SA, 3.650%, 12/01/2023 (b)	1,265,000	1,388,378	0.38%
SunTrust Banks, Inc., 6.000%, 09/11/2017	250,000	262,236	0.07%
Synchrony Financial, 3.750%, 08/15/2021	1,200,000	1,267,978	0.34%
The Bear Stearns Companies, Inc., 6.400%, 10/02/2017	1,350,000	1,429,542	0.39%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,100,000	1,228,111	0.33%
6.000%, 06/15/2020	1,500,000	1,717,922	0.47%
The Hartford Financial Services Group, Inc., 5.375%, 03/15/2017	300,000	307,400	0.08%
Wachovia Corp., 5.750%, 06/15/2017	850,000	884,258	0.24%
Wells Fargo & Co.
2.550%, 12/07/2020	1,000,000	1,030,415	0.28%
5.625%, 12/11/2017	1,000,000	1,059,315	0.29%
Westpac Banking Corp., 4.875%, 11/19/2019 (b)	450,000	498,026	0.14%
		49,544,907	13.44%
Health Care - 2.75%
Agilent Technologies, Inc., 5.000%, 07/15/2020	650,000	727,325	0.20%
Amgen, Inc.
3.450%, 10/01/2020	1,000,000	1,074,510	0.29%
3.625%, 05/22/2024	1,500,000	1,634,858	0.44%
Anthem, Inc., 2.375%, 02/15/2017	960,000	966,230	0.26%
Celgene Corp.
2.300%, 08/15/2018	1,000,000	1,019,905	0.28%
3.625%, 05/15/2024	1,600,000	1,702,389	0.46%
Express Scripts Holding Co.
1.250%, 06/02/2017	500,000	500,686	0.13%
2.250%, 06/15/2019	1,250,000	1,275,438	0.35%
3.500%, 06/15/2024	700,000	734,143	0.20%
GlaxoSmithKline Capital, Inc., 1.500%, 05/08/2017 (b)	500,000	502,284	0.14%
		10,137,768	2.75%
Information Technology - 1.16%
Apple, Inc., 4.500%, 02/23/2036	250,000	283,334	0.08%
Applied Materials, Inc., 4.300%, 06/15/2021	300,000	334,541	0.09%
Corning, Inc.
1.500%, 05/08/2018	390,000	390,752	0.10%
6.625%, 05/15/2019	695,000	779,595	0.21%
6.850%, 03/01/2029	275,000	354,693	0.10%
eBay, Inc., 3.250%, 10/15/2020	1,000,000	1,050,780	0.29%
Juniper Networks, Inc., 4.600%, 03/15/2021	1,000,000	1,076,920	0.29%
		4,270,615	1.16%
Manufacturing - 0.39%
Teva Pharmaceutical Financial Co. BV, 2.950%, 12/18/2022 (b)	1,380,000	1,428,284	0.39%

Materials - 2.07%
Alcoa, Inc., 6.150%, 08/15/2020	625,000	688,863	0.19%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (b)	1,000,000	1,033,721	0.28%
Goldcorp, Inc. (b)
2.125%, 03/15/2018	1,250,000	1,256,075	0.34%
3.625%, 06/09/2021	750,000	786,027	0.21%
Newmont Mining Corp., 3.500%, 03/15/2022	1,000,000	1,049,603	0.29%
Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025 (b)	1,000,000	1,076,186	0.29%

Rio Tinto Finance USA PLC, 2.000%, 03/22/2017 (b)	640,000	642,744	0.17%
The Dow Chemical Co., 4.250%, 11/15/2020	1,000,000	1,093,791	0.30%
		7,627,010	2.07%
Telecommunication Services - 2.12%
AT&T, Inc.
3.000%, 02/15/2022	1,000,000	1,035,746	0.28%
5.350%, 09/01/2040	200,000	227,866	0.07%
5.500%, 02/01/2018	1,600,000	1,699,829	0.46%
5.800%, 02/15/2019	800,000	885,631	0.24%
CenturyLink, Inc., 5.150%, 06/15/2017	400,000	410,704	0.11%
Deutsche Telekom AG, 6.000%, 07/08/2019 (b)	1,160,000	1,313,422	0.36%
Verizon Communications, Inc., 2.450%, 11/01/2022	1,200,000	1,229,755	0.33%
Vodafone Group PLC, 1.500%, 02/19/2018 (b)	1,000,000	1,002,128	0.27%
		7,805,081	2.12%
Total Corporate Bonds (Cost $87,066,657)		89,935,743	24.40%

MORTGAGE BACKED SECURITIES - 5.42%
Federal Home Loan Mortgage Corp.
1.500%, 04/20/2021	1,500,000	1,501,521	0.41%
3.000%, 05/01/2042	1,220,557	1,272,875	0.34%
3.000%, 09/01/2042	2,350,570	2,450,959	0.66%
5.000%, 05/01/2020	54,590	57,273	0.02%
5.500%, 04/01/2037	120,106	137,080	0.04%
Federal National Mortgage Association
1.250%, 06/25/2043	297,225	290,004	0.08%
1.500%, 03/30/2026	1,200,000	1,201,986	0.33%
1.500%, 04/18/2028	1,000,000	1,000,394	0.27%
1.500%, 10/15/2042	157,680	157,286	0.04%
1.750%, 02/16/2043	433,946	434,935	0.12%
2.000%, 11/25/2040	267,816	269,552	0.07%
2.000%, 11/25/2041	175,410	178,442	0.05%
2.250%, 03/25/2039	189,149	192,147	0.05%
2.000%, 05/23/2033	1,500,000	1,501,488	0.41%
2.000%, 10/15/2043	158,894	159,739	0.04%
2.400%, 11/07/2024	1,000,000	1,000,053	0.27%
2.500%, 08/15/2040	584,256	597,228	0.16%
2.750%, 01/15/2041	136,123	139,473	0.04%
3.000%, 09/15/2039	495,764	509,155	0.14%
3.000%, 05/15/2043	499,435	520,245	0.14%
3.000%, 10/01/2043	3,393,969	3,543,276	0.96%
3.500%, 01/01/2042	695,877	737,858	0.20%
4.000%, 10/01/2041	937,357	1,009,352	0.28%
4.000%, 12/01/2041	825,544	888,980	0.24%
4.500%, 08/01/2020	65,010	67,489	0.02%
6.000%, 10/01/2037	136,757	156,501	0.04%
Total Mortgage Backed Securities (Cost $19,543,611)		19,975,291	5.42%

U.S. TREASURY OBLIGATIONS - 4.70%
U.S. Treasury Bonds - 0.99%
U.S. Treasury Bonds, 3.625%, 02/15/2044	2,750,000	3,616,357	0.98%
U.S. Treasury Inflation Index Bond, 0.125%, 07/15/2022	26,117	26,680	0.01%
		3,643,037	0.99%
U.S. Treasury Notes - 3.71%
U.S. Treasury Notes
1.625%, 06/30/2019	1,500,000	1,537,236	0.42%
1.625%, 02/15/2026	3,800,000	3,856,593	1.05%
2.125%, 05/15/2025	1,350,000	1,428,284	0.39%
2.750%, 02/15/2024	2,500,000	2,758,545	0.75%
3.250%, 03/31/2017	4,000,000	4,073,208	1.10%
		13,653,866	3.71%
Total U.S. Treasury Obligations (Cost $16,415,701)		17,296,903	4.70%

U.S. GOVERNMENT AGENCY ISSUES - 0.17%
Finance and Insurance - 0.17%
Federal Home Loan Banks, 5.750%, 06/15/2037	600,000	620,859	0.17%
Total U.S. Government Agency Issues (Cost $692,339)		620,859	0.17%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 0.96%
Ares Capital Corp.	33,000	499,620	0.14%
Calamos Convertible Opportunity and Income Fund	16,000	166,720	0.04%
FS Investment Corp.	78,000	741,000	0.20%
Guggenheim Credit Allocation Fund	34,000	737,800	0.20%

OHA Investment Corp.	8,000	18,160	0.00%
SPDR Barclays Capital High Yield Bond	2,600	93,756	0.03%
SPDR Barclays Short Term High Yield	9,700	263,258	0.07%
Vanguard High-Yield Corporate Fund	179,820	1,041,159	0.28%
Total Investment Companies (Excluding Money Market Funds) (Cost $3,595,433)		3,561,473	0.96%

SHORT-TERM INVESTMENTS - 0.87%
Money Market Funds - 0.87%
Fidelity Government Portfolio, Institutional Class, 0.25% (c)	3,214,875	3,214,875	0.87%
Total Short-Term Investments (Cost $3,214,875)		3,214,875	0.87%

Total Investments (Cost $329,257,125) - 99.88%		368,157,935	99.88%
Other Assets in Excess of Liabilities - 0.12%		435,222	0.12%
TOTAL NET ASSETS - 100.00%		$368,593,157	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2016.
(d)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended July 31, 2016, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$269,800
Purchase Cost	$172,068
Sales Cost	$(100,735)
Ending Cost	$341,133
Dividend Income	$11,612
Shares	13,515
Market Value	$365,716

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$329,378,685
Gross unrealized appreciation	45,966,701
Gross unrealized depreciation	(7,187,451)
Net unrealized appreciation	$38,779,250

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous  fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring  fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a  discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

 Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that   are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active   markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based   on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds,  partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be  valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”)  will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which  a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded  and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued  at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the  possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security  needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which  the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather  related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$49,089,328	$–	$–	$49,089,328
Consumer Staples	21,838,264	–	–	21,838,264
Energy	5,534,023	–	–	5,534,023
Financials	54,132,095	–	–	54,132,095
Health Care	17,112,856	–	–	17,112,856
Industrials	34,788,190	–	–	34,788,190
Information Technology	25,717,918	–	–	25,717,918
Materials	11,207,607	–	–	11,207,607
Telecommunication Services	4,900,904	–	–	4,900,904
Total Common Stocks	$224,321,185	$–	$–	$224,321,185

Preferred Stocks
Construction	$359,263	$–	$–	$359,263
Consumer Staples	332,636	–	–	332,636
Financials	7,347,151	83,136	–	7,430,287
Total Preferred Stocks	$8,039,050	$83,136	$–	$8,122,186

REITS
Financials	$1,109,420	$–	$–	$1,109,420
Total REITS	$1,109,420	$–	$–	$1,109,420

Corporate Bonds
Consumer Discretionary	$–	$1,081,545	$–	$1,081,545
Consumer Staples	–	3,500,145	–	3,500,145
Energy	–	4,540,388	–	4,540,388
Financials	–	49,544,907	–	49,544,907
Health Care	–	10,137,768	–	10,137,768
Information Technology	–	4,270,615	–	4,270,615
Manufacturing	–	1,428,284	–	1,428,284
Materials	–	7,627,010	–	7,627,010
Telecommunication Services	–	7,805,081	–	7,805,081
Total Corporate Bonds	$–	$89,935,743	$–	$89,935,743

Mortgage Backed Securities	$–	$19,975,291	$–	$19,975,291

U.S. Treasury Obligations
U.S. Treasury Bonds	$–	$3,643,037	$–	$3,643,037
U.S. Treasury Notes	–	13,653,866	–	13,653,866
Total U.S. Treasury Obligations	$–	$17,296,903	$–	$17,296,903

U.S. Government Agency Issues	$–	$620,859	$–	$620,859

Investment Companies (Excluding Money Market Funds)	$3,561,473	$–	$–	$3,561,473

Short-Term Investments
Money Market Funds	$3,214,875	$–	$–	$3,214,875
Total Short-Term Investments	$3,214,875	$–	$–	$3,214,875

Total Investments	$240,246,003	$127,911,932	$–	$368,157,935

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Hennessy Balanced Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of Shares/		% of
	Par Amount	Value	Net Assets
COMMON STOCKS - 51.75%
Consumer Discretionary - 2.45%
McDonald’s Corp.	2,900	$341,185	2.45%

Consumer Staples - 3.08%
Procter & Gamble Co.	4,550	389,434	2.79%
Wal-Mart Stores, Inc.	550	40,134	0.29%
		429,568	3.08%
Energy - 9.53%
Chevron Corp.	6,450	660,996	4.74%
Exxon Mobil Corp.	7,500	667,125	4.79%
		1,328,121	9.53%
Health Care - 10.77%
Merck & Co., Inc.	12,500	733,250	5.26%
Pfizer, Inc.	20,800	767,312	5.51%
		1,500,562	10.77%
Industrials - 10.55%
Caterpillar, Inc.	9,350	773,806	5.56%
General Electric Co.	10,950	340,983	2.45%
The Boeing Co.	2,650	354,199	2.54%
		1,468,988	10.55%
Information Technology - 10.62%
Cisco Systems, Inc.	11,450	349,568	2.51%
Intel Corp.	10,300	359,058	2.58%
International Business Machines Corp.	4,800	770,976	5.53%
		1,479,602	10.62%
Telecommunication Services - 4.75%
Verizon Communications, Inc.	11,950	662,150	4.75%
Total Common Stocks (Cost $6,040,757)		7,210,176	51.75%

SHORT-TERM INVESTMENTS - 48.41%
Money Market Funds - 1.87%
Fidelity Government Portfolio, Institutional Class, 0.25% (a)	260,852	260,852	1.87%

U.S. Treasury Bills - 46.54%
0.275%, 08/18/2016 (b)	1,000,000	999,830	7.18%
0.395%, 02/02/2017 (b)	1,000,000	998,121	7.17%
0.480%, 03/02/2017 (b)	1,000,000	997,602	7.16%
0.660%, 03/30/2017 (b)	1,000,000	997,324	7.16%
0.685%, 05/25/2017 (b)	1,000,000	996,515	7.15%
0.560%, 06/22/2017 (b)	1,000,000	996,062	7.15%
0.550%, 07/20/2017 (b)	500,000	497,619	3.57%
		6,483,073	46.54%
Total Short-Term Investments (Cost $6,737,472)		6,743,925	48.41%

Total Investments (Cost $12,778,229) - 100.16%		13,954,101	100.16%
Liabilities in Excess of Other Assets - (0.16)%		(22,447)	(0.16)%
TOTAL NET ASSETS - 100.00%		$13,931,654	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of July 31, 2016.
(b)	The rate listed is discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$12,790,526
Gross unrealized appreciation	1,188,689
Gross unrealized depreciation	(25,114)
Net unrealized appreciation	$1,163,575

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a  discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real  estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price  as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at  the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price  is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation  adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government  agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and  formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations  (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with  an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term  debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate  due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally  classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security,  such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value  pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s  investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$341,185	$–	$–	$341,185
Consumer Staples	429,568	–	–	429,568
Energy	1,328,121	–	–	1,328,121
Health Care	1,500,562	–	–	1,500,562
Industrials	1,468,988	–	–	1,468,988
Information Technology	1,479,602	–	–	1,479,602
Telecommunication Services	662,150	–	–	662,150
Total Common Stocks	$7,210,176	$–	$–	$7,210,176

Short-Term Investments
Money Market Funds	$260,852		$–	$260,852
U.S. Treasury Bills	–	6,483,073	–	6,483,073
Total Short-Term Investments	$260,852	$6,483,073	$–	$6,743,925

Total Investments	$7,471,028	$6,483,073	$–	$13,954,101

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Hennessy Core Bond Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of Shares/ Par Amount	Value	% of Net Assets
PREFERRED STOCKS - 8.99%
Construction - 0.36%
SCE Trust I	540	14,207	0.36%

Consumer Staples - 0.33%
CHS, Inc.	430	13,051	0.33%

Financials - 8.30%
Aegon N.V. (b)	125	3,239	0.08%
Banc of California, Inc.	125	3,375	0.08%
Bank of America Corp.	200	5,296	0.13%
Bank of America Corp.	145	3,999	0.10%
Bank of New York Mellon Corp.	540	14,272	0.36%
BB&T Corp.	555	14,447	0.36%
Capital One Financial Corp.	275	7,557	0.19%
Capital One Financial Corp. (a)	295	7,387	0.19%
Citigroup, Inc.	235	6,298	0.16%
Citigroup, Inc.	235	6,194	0.16%
Discover Financial Services	510	13,597	0.34%
Fannie Mae Preferred (a)	7,900	34,207	0.86%
First Republic Bank	195	5,374	0.14%
First Republic Bank	200	5,520	0.14%
Huntington Bancshares, Inc.	385	10,668	0.27%
IBERIABANK Corp.	125	3,363	0.08%
ING Groep N.V. (b)	130	3,383	0.09%
JPMorgan Chase & Co.	535	14,589	0.37%
MetLife, Inc.	550	13,970	0.35%
Morgan Stanley	460	12,885	0.32%
Northern Trust Corp.	525	14,511	0.36%
PNC Financial Services Group, Inc.	540	14,056	0.35%
Regions Financial Corp.	275	7,403	0.19%
Regions Financial Corp.	265	7,669	0.19%
State Street Corp.	520	15,304	0.38%
SunTrust Banks, Inc.	535	14,135	0.35%
The Allstate Corp.	500	14,155	0.36%
The Charles Schwab Corp.	280	7,697	0.19%
The Charles Schwab Corp.	275	7,670	0.19%
The Goldman Sachs Group, Inc.	175	4,527	0.11%
The Goldman Sachs Group, Inc.	180	4,871	0.12%
U.S. Bancorp (d)	545	14,748	0.37%
Wells Fargo & Co.	270	7,465	0.19%
Wells Fargo & Co. (a)	275	7,287	0.18%
		331,118	8.30%
Total Preferred Stocks (Cost $501,204)		358,376	8.99%

REITS - 2.44%
Financials - 2.44%
Apollo Commercial Real Estate Finance, Inc.	6,000	97,500	2.44%
Total REITS (Cost $100,716)		97,500	2.44%

CORPORATE BONDS - 50.56%
Consumer Discretionary - 8.69%
Amazon.com, Inc., 2.500%, 11/29/2022	75,000	78,199	1.96%
Time Warner, Inc., 3.400%, 06/15/2022	75,000	80,222	2.01%
YUM! Brands, Inc., 5.300%, 09/15/2019	175,000	188,344	4.72%
		346,765	8.69%
Energy - 1.55%
National Oilwell Varco, Inc., 2.600%, 12/01/2022	65,000	61,857	1.55%

Financials - 28.95%
Associates Corporation of North America, 6.950%, 11/01/2018	175,000	195,331	4.90%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/2023	50,000	53,031	1.33%
Discover Financial Services, 5.200%, 04/27/2022	175,000	193,495	4.85%
Ford Motor Credit Co. LLC, 3.000%, 06/12/2017	205,000	207,729	5.21%
Lazard Group, 6.850%, 06/15/2017	37,000	38,653	0.97%
Merrill Lynch Co., Inc., 6.400%, 08/28/2017	70,000	73,739	1.85%
Raymond James Financial, Inc., 3.625%, 09/15/2026	50,000	50,891	1.27%

The Goldman Sachs Group, Inc., 6.000%, 06/15/2020	70,000	80,170	2.01%
The Hartford Financial Services Group, Inc., 5.375%, 03/15/2017	200,000	204,933	5.14%
Wells Fargo & Co., 2.550%, 12/07/2020	55,000	56,673	1.42%
		1,154,645	28.95%
Health Care - 7.58%
Agilent Technologies, Inc., 5.000%, 07/15/2020	175,000	195,819	4.91%
Celgene Corp., 3.625%, 05/15/2024	100,000	106,399	2.67%
		302,218	7.58%
Telecommunication Services - 3.79%
AT&T, Inc., 5.500%, 02/01/2018	70,000	74,367	1.86%
Verizon Communications, Inc., 2.450%, 11/01/2022	75,000	76,860	1.93%
		151,227	3.79%
Total Corporate Bonds (Cost $1,943,347)		2,016,712	50.56%

MORTGAGE BACKED SECURITIES - 7.05%
Federal National Mortgage Association, 3.000%, 08/01/2042	269,426	281,280	7.05%
Total Mortgage Backed Securities (Cost $276,167)		281,280	7.05%

U.S. TREASURY OBLIGATIONS - 29.36%
U.S. Treasury Notes - 29.36%
U.S. Treasury Notes
1.500%, 08/31/2018	135,000	137,304	3.44%
1.625%, 02/15/2026	290,000	294,319	7.38%
1.625%, 04/30/2019	285,000	291,880	7.32%
2.125%, 05/15/2025	105,000	111,089	2.78%
2.500%, 08/15/2023	80,000	86,645	2.18%
2.625%, 11/15/2020	115,000	122,927	3.08%
2.750%, 02/15/2024	115,000	126,893	3.18%
		1,171,057	29.36%
Total U.S. Treasury Obligations (Cost $1,151,685)		1,171,057	29.36%

SHORT-TERM INVESTMENTS - 1.34%
Money Market Funds - 1.34%
Fidelity Government Portfolio, Institutional Class, 0.25% (c)	53,383	53,383	1.34%
Total Short-Term Investments (Cost $53,383)		53,383	1.34%

Total Investments (Cost $4,026,502) - 99.74%		3,978,308	99.74%
Other Assets in Excess of Liabilities - 0.26%		10,261	0.26%
TOTAL NET ASSETS - 100.00%		$3,988,569	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2016.
(d)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended July 31, 2016, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$13,348
Purchase Cost	$4,628
Sales Cost	$(4,241)
Ending Cost	$13,735
Dividend Income	$468
Shares	545
Market Value	$14,748

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$4,026,502
Gross unrealized appreciation	120,407
Gross unrealized depreciation	(168,601)
Net unrealized depreciation	$(48,194)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the  possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security  needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which  the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather  related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government  agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and  formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations  (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of  similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally  classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with  an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term  debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate  due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally  classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security,  such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value  pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities  and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The  effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of  being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most  recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation  hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase  or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s  investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

Preferred Stocks	Level 1	Level 2	Level 3	Total
Construction	$14,207	$–	$–	$14,207
Consumer Staples	13,051	–	–	13,051
Financials	327,755	3,363	–	331,118
Total Preferred Stocks	$355,013	$3,363	$–	$358,376

REITS
Financials	$97,500	$–	$–	$97,500
Total REITS	$97,500	$–	$–	$97,500

Corporate Bonds
Consumer Discretionary	$–	$346,765	$–	$346,765
Energy	–	61,857	–	61,857
Financials	–	1,154,645	–	1,154,645
Health Care	–	302,218	–	302,218
Telecommunication Services	–	151,227	–	151,227
Total Corporate Bonds	$–	$2,016,712	$–	$2,016,712

Mortgage Backed Securities	$–	$281,280	$–	$281,280

U.S. Treasury Obligations
U.S. Treasury Notes	$–	$1,171,057	$–	$1,171,057
Total U.S. Treasury Obligations	$–	$1,171,057	$–	$1,171,057

Short-Term Investments
Money Market Funds	$53,383	$–	$–	$53,383
Total Short-Term Investments	$53,383	$–	$–	$53,383

Total Investments	$505,896	$3,472,412	$–	$3,978,308

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Hennessy Gas Utility Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.10%
Energy - 25.89%
Cheniere Energy, Inc. (a)	1,864,117	77,976,014	5.04%
Enbridge, Inc. (b)	1,635,321	67,260,753	4.34%
EQT Corp.	352,532	25,685,481	1.66%
Kinder Morgan, Inc.	3,737,225	75,977,784	4.91%
Spectra Energy Corp.	2,119,915	76,253,343	4.92%
TransCanada Corp. (b)	1,678,368	77,792,357	5.02%
		400,945,732	25.89%
Financials - 0.42%
Berkshire Hathaway, Inc., Class A (a)	30	6,480,000	0.42%

Utilities - 71.79%
ALLETE, Inc.	2,000	127,700	0.01%
Alliant Energy Corp.	143,808	5,788,272	0.37%
Ameren Corp.	181,990	9,543,556	0.62%
Atmos Energy Corp.	872,036	69,579,752	4.49%
Avangrid, Inc.	107,500	4,852,550	0.31%
Avista Corp.	97,472	4,240,032	0.27%
Black Hills Corp.	78,959	4,978,365	0.32%
Centerpoint Energy, Inc.	967,328	23,138,486	1.49%
Chesapeake Utilities Corp.	99,408	6,369,071	0.41%
CMS Energy Corp.	724,148	32,717,007	2.11%
Consolidated Edison, Inc.	431,786	34,577,423	2.23%
Corning Natural Gas Holding Corp.	19,564	370,738	0.02%
Delta Natural Gas Company, Inc.	55,778	1,471,981	0.09%
Dominion Resources, Inc.	998,946	77,937,767	5.03%
DTE Energy Co.	278,754	27,184,090	1.76%
Duke Energy Corp.	119,537	10,231,172	0.66%
Entergy Corp.	12,300	1,001,097	0.06%
Eversource Energy	267,975	15,673,858	1.01%
Exelon Corp.	408,631	15,233,764	0.98%
Gas Natural, Inc.	59,849	424,928	0.03%
Iberdrola SA - ADR (b)	22,107	605,157	0.04%
MDU Resources Group, Inc.	638,407	15,353,688	0.99%
MGE Energy, Inc.	49,054	2,754,382	0.18%
National Fuel Gas Co.	383,424	21,667,290	1.40%
National Grid PLC - ADR (b)	1,049,058	76,004,252	4.91%
New Jersey Resources Corp.	512,384	19,081,180	1.23%
NiSource, Inc.	1,602,631	41,123,511	2.66%
Northwest Natural Gas Co.	228,286	14,824,893	0.96%
NorthWestern Corp.	83,648	5,080,780	0.33%
ONE Gas, Inc.	442,625	28,752,920	1.86%
PG&E Corp.	1,059,149	67,721,987	4.37%
Piedmont Natural Gas Company, Inc.	647,361	38,712,188	2.50%
PPL Corp.	507,219	19,127,228	1.23%
Public Service Enterprise Group, Inc.	727,790	33,485,618	2.16%
Questar Corp.	1,152,926	29,019,147	1.87%
RGC Resources, Inc.	37,544	925,460	0.06%
SCANA Corp.	180,966	13,561,592	0.88%
Sempra Energy	680,840	76,172,379	4.92%
South Jersey Industries, Inc.	441,671	14,080,471	0.91%
Southwest Gas Corp.	368,817	28,583,317	1.85%
Spire, Inc.	333,791	23,165,095	1.50%
The Empire District Electric Co.	18,325	618,102	0.04%
The Southern Co.	1,145,000	61,257,500	3.96%
UGI Corp.	323,402	14,637,175	0.95%
Unitil Corp.	65,598	2,869,257	0.19%
Vectren Corp.	356,228	18,427,674	1.19%
WEC Energy Group, Inc.	824,590	53,524,137	3.46%
WGL Holdings, Inc.	340,092	24,075,113	1.55%
Xcel Energy, Inc.	481,399	21,171,928	1.37%
		1,111,825,030	71.79%
Total Common Stocks (Cost $987,762,080)		1,519,250,762	98.10%

PARTNERSHIPS - 0.85%
Energy - 0.85%
Plains GP Holdings LP	1,229,777	13,060,232	0.85%
Total Partnerships (Cost $22,443,518)		13,060,232	0.85%

SHORT-TERM INVESTMENTS - 1.14%
Money Market Funds - 1.14%
Fidelity Government Portfolio, Institutional Class, 0.25% (c)	17,709,104	17,709,104	1.14%
Total Short-Term Investments (Cost $17,709,104)		17,709,104	1.14%

Total Investments (Cost $1,027,914,702) - 100.09%		1,550,020,098	100.09%
Liabilities in Excess of Other Assets - (0.09)%		(1,369,774)	(0.09)%
TOTAL NET ASSETS - 100.00%		$1,548,650,324	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$1,074,437,251
Gross unrealized appreciation	489,922,373
Gross unrealized depreciation	(14,339,526)
Net unrealized appreciation	$475,582,847

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:
Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).
Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.
Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.
Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.
The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:
Common Stocks	Level 1	Level 2	Level 3	Total
Energy	$400,945,732	$–	$–	$400,945,732
Financials	6,480,000	–	–	6,480,000
Utilities	1,111,454,292	370,738	–	1,111,825,030
Total Common Stocks	$1,518,880,024	$370,738	$–	$1,519,250,762

Partnerships
Energy	$13,060,232	$–	$–	$13,060,232
Total Partnerships	$13,060,232	$–	$–	$13,060,232

Short-Term Investments
Money Market Funds	$17,709,104	$–	$–	$17,709,104
Total Short-Term Investments	$17,709,104	$–	$–	$17,709,104

Total Investments	$1,549,649,360	$370,738	$–	$1,550,020,098

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized transfers between Levels 1 and 2.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Common Stock
Transfers into Level 1	$–
Transfers out of Level 1	(370,738)
Net Transfers into/(out of) Level 1	$(370,738)

Transfers into Level 2	$370,738
Transfers out of Level 2	–
Net transfers into/(out of) Level 2	$370,738

The Fund transferred $370,738 from Level 1 to Level 2 at July 31, 2016. The security was transferred due to lack of an active market on July 31, 2016, but actively traded on October 31, 2015.

Hennessy Small Cap Financial Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 96.25%
Financials - 96.25%
BankUnited, Inc.	110,000	3,302,200	2.22%
Banner Corp.	95,000	3,965,300	2.67%
Beneficial Bancorp, Inc.	310,000	4,203,600	2.83%
Brookline Bancorp, Inc.	760,000	8,656,400	5.82%
Clifton Bancorp, Inc.	530,000	7,939,400	5.34%
Eagle Bancorp, Inc. (a)	87,021	4,485,933	3.02%
FCB Financial Holdings, Inc., Class A (a)	115,000	4,021,550	2.70%
First BanCorp. (a) (b)	705,000	3,235,950	2.17%
First Connecticut Bancorp, Inc.	250,670	4,035,787	2.71%
Flushing Financial Corp.	395,000	8,812,450	5.92%
Hingham Institution for Savings	70,500	9,235,500	6.21%
Independent Bank Corp.	182,500	9,163,325	6.16%
Kearny Financial Corp. of Maryland	665,000	8,658,300	5.82%
Meridian Bancorp, Inc.	500,000	7,350,000	4.94%
OceanFirst Financial Corp.	242,500	4,573,550	3.07%
Opus Bank	110,000	3,550,800	2.39%
PacWest Bancorp	172,500	7,132,875	4.79%
Provident Financial Services, Inc.	297,500	5,994,625	4.03%
ServisFirst Bancshares, Inc.	7,500	379,725	0.26%
United Financial Bancorp, Inc.	360,000	4,734,000	3.18%
Washington Federal, Inc.	340,000	8,500,000	5.71%
Western Alliance Bancorp (a)	97,500	3,317,925	2.23%
Wintrust Financial Corp.	102,500	5,412,000	3.64%
WSFS Financial Corp.	125,000	4,398,750	2.96%
Yadkin Financial Corp.	322,500	8,123,775	5.46%
		143,183,720	96.25%
Total Common Stocks (Cost $123,532,567)		143,183,720	96.25%

SHORT-TERM INVESTMENTS - 3.84%
Money Market Funds - 3.84%
Fidelity Government Portfolio, Institutional Class, 0.25% (c)	5,711,944	5,711,944	3.84%
Total Short-Term Investments (Cost $5,711,944)		5,711,944	3.84%

Total Investments (Cost $129,244,511) - 100.09%		148,895,664	100.09%
Liabilities in Excess of Other Assets - (0.09)%		(126,013)	(0.09)%
TOTAL NET ASSETS - 100.00%		$148,769,651	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$129,482,098
Gross unrealized appreciation	20,982,895
Gross unrealized depreciation	(1,569,329)
Net unrealized appreciation	$19,413,566

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active  markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather  related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$143,183,720	$–	$–	$143,183,720
Total Common Stocks	$143,183,720	$–	$–	$143,183,720

Short-Term Investments
Money Market Funds	$5,711,944	$–	$–	$5,711,944
Total Short-Term Investments	$5,711,944	$–	$–	$5,711,944

Total Investments	$148,895,664	$–	$–	$148,895,664

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Hennessy Large Cap Financial Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 82.77%
Financials - 69.76%
Bank of America Corp.	195,000	2,825,550	4.45%
Berkshire Hathaway, Inc., Class B (a)	18,000	2,596,860	4.09%
Capital One Financial Corp.	35,000	2,347,800	3.69%
Citigroup, Inc.	60,000	2,628,600	4.14%
Citizens Financial Group, Inc.	92,000	2,054,360	3.23%
Comerica, Inc.	13,000	588,120	0.92%
Fifth Third Bancorp	146,000	2,771,080	4.36%
JPMorgan Chase & Co.	45,000	2,878,650	4.53%
KeyCorp	223,000	2,609,100	4.11%
Lincoln National Corp.	37,500	1,637,625	2.58%
M&T Bank Corp.	6,000	687,360	1.08%
Morgan Stanley	60,000	1,723,800	2.71%
New York Community Bancorp, Inc.	60,000	867,000	1.36%
Prudential Financial, Inc.	22,500	1,694,025	2.67%
Regions Financial Corp.	180,000	1,650,600	2.60%
SunTrust Banks, Inc.	62,000	2,621,980	4.13%
Synchrony Financial (a)	65,000	1,812,200	2.85%
The Goldman Sachs Group, Inc.	14,500	2,302,745	3.62%
The PNC Financial Services Group, Inc.	32,000	2,644,800	4.16%
U.S. Bancorp (c)	64,000	2,698,880	4.25%
Wells Fargo & Co.	56,000	2,686,320	4.23%
		44,327,455	69.76%

Information Technology - 13.01%
Euronet Worldwide, Inc. (a)	12,500	953,250	1.50%
First Data Corp., Class A (a)	105,000	1,302,000	2.05%
PayPal Holdings, Inc. (a)	65,000	2,420,600	3.81%
Vantiv, Inc., Class A (a)	20,000	1,095,400	1.72%
Visa, Inc., Class A	32,000	2,497,600	3.93%
		8,268,850	13.01%
Total Common Stocks (Cost $51,409,688)		52,596,305	82.77%

REITS - 14.66%
Financials - 14.66%
American Homes 4 Rent, Class A	45,000	976,500	1.54%
Colony Starwood Homes	30,000	982,800	1.55%
Public Storage	9,500	2,269,740	3.57%
Simon Property Group, Inc.	11,000	2,497,440	3.93%
Ventas, Inc.	34,000	2,589,440	4.07%
		9,315,920	14.66%
Total REITS (Cost $8,875,006)		9,315,920	14.66%

SHORT-TERM INVESTMENTS - 2.59%
Money Market Funds - 2.59%
Fidelity Government Portfolio, Institutional Class, 0.25% (b)	1,648,746	1,648,746	2.59%
Total Short-Term Investments (Cost $1,648,746)		1,648,746	2.59%

Total Investments (Cost $61,933,440) - 100.02%		63,560,971	100.02%
Liabilities in Excess of Other Assets - (0.02)%		(15,154)	(0.02)%
TOTAL NET ASSETS - 100.00%		$63,545,817	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of July 31, 2016.
(c)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended July 31, 2016, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$4,466,872
Purchase Cost	$1,414,106
Sales Cost	$(3,150,900)
Ending Cost	$2,730,078
Dividend Income	$62,730
Shares	64,000
Market Value	$2,698,880

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$62,102,602
Gross unrealized appreciation	3,046,425
Gross unrealized depreciation	(1,588,056)
Net unrealized appreciation	$1,458,369

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$44,327,455	$-	$-	$44,327,455
Information Technology	8,268,850	-	-	8,268,850
Total Common Stocks	$52,596,305	$-	$-	$52,596,305

REITS
Financials	$9,315,920	$-	$-	$9,315,920
Total REITS	$9,315,920	$-	$-	$9,315,920

Short-Term Investments
Money Market Funds	$1,648,746	$-	$-	$1,648,746
Total Short-Term Investments	$1,648,746	$-	$-	$1,648,746

Total Investments	$63,560,971	$-	$-	$63,560,971

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Hennessy Technology Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 93.21%
Consumer Discretionary - 8.00%
Amazon.com, Inc. (a)	191	144,933	3.62%
Ctrip.com International Ltd. - ADR (a) (b)	855	37,338	0.93%
Netflix, Inc. (a)	405	36,956	0.92%
priceline.com, Inc. (a)	44	59,435	1.48%
Wayfair, Inc., Class A (a)	970	42,195	1.05%
		320,857	8.00%
Health Care - 18.66%
Alexion Pharmaceuticals, Inc. (a)	287	36,908	0.92%
Amgen, Inc.	649	111,647	2.78%
Biogen, Inc. (a)	190	55,087	1.37%
Celgene Corp. (a)	689	77,299	1.93%
DexCom, Inc. (a)	445	41,042	1.02%
Gilead Sciences, Inc.	1,248	99,179	2.47%
Incyte Corp. (a)	470	42,399	1.06%
Intuitive Surgical, Inc. (a)	55	38,267	0.95%
McKesson Corp.	193	37,550	0.94%
Medtronic PLC (b)	1,305	114,357	2.85%
Regeneron Pharmaceuticals, Inc. (a)	98	41,662	1.04%
Thermo Fisher Scientific, Inc.	335	53,211	1.33%
		748,608	18.66%
Industrials - 4.00%
Danaher Corp.	621	50,574	1.26%
Fortive Corp. (a)	740	35,676	0.89%
Honeywell International, Inc.	640	74,451	1.85%
		160,701	4.00%
Information Technology - 61.62%
Activision Blizzard, Inc.	850	34,136	0.85%
Adobe Systems, Inc. (a)	455	44,526	1.11%
Alibaba Group Holding Ltd. - ADR (a) (b)	1,715	141,453	3.53%
Alphabet, Inc., Class C (a)	196	150,683	3.76%
Apple, Inc.	1,456	151,730	3.78%
Baidu, Inc. - ADR (a) (b)	235	37,506	0.94%
Broadcom Ltd (b)	336	54,425	1.36%
Cisco Systems, Inc.	4,315	131,737	3.28%
Cognizant Technology Solutions Corp., Class A (a)	655	37,656	0.94%
eBay, Inc. (a)	1,165	36,301	0.91%
Fabrinet (a) (b)	935	35,306	0.88%
Facebook, Inc. (a)	1,215	150,587	3.75%
Fitbit, Inc. (a)	2,575	35,174	0.88%
Infosys Ltd. - ADR (b)	2,130	34,996	0.87%
Intel Corp.	4,040	140,834	3.51%
Jinkosolar Holding Co. Ltd. - ADR (a) (b)	1,896	34,659	0.86%
MasterCard, Inc., Class A	945	90,002	2.24%
NetEase, Inc. - ADR (b)	180	36,769	0.92%
NetScout Systems, Inc. (a)	1,505	42,110	1.05%
NXP Semiconductors NV (a) (b)	445	37,420	0.93%
Oracle Corp.	3,750	153,900	3.84%
Palo Alto Networks, Inc. (a)	280	36,649	0.91%
Paycom Software, Inc. (a)	765	36,116	0.90%
PayPal Holdings, Inc. (a)	1,087	40,480	1.01%
Proofpoint, Inc. (a)	487	36,949	0.92%
Pure Storage, Inc. (a)	3,060	38,556	0.96%
salesforce.com, Inc. (a)	627	51,289	1.28%
SAP SE - ADR (b)	1,115	97,440	2.43%
ServiceNow, Inc. (a)	495	37,085	0.92%
SINA Corp.(a)	680	36,638	0.91%
Splunk, Inc. (a)	610	38,149	0.95%
SS&C Technologies Holdings, Inc.	1,155	37,214	0.93%
Tencent Holdings Ltd. - ADR (b)	5,975	144,595	3.60%
TTM Technologies , Inc. (a)	3,670	36,517	0.91%
Visa, Inc., Class A	1,995	155,710	3.88%
VMware, Inc., Class A (a)	505	36,855	0.92%
		2,472,152	61.62%
Telecommunication Services - 0.93%
T- Mobile US, Inc. (a)	805	37,304	0.93%
Total Common Stocks (Cost $3,360,276)		3,739,622	93.21%

REITS - 0.93%
Financials - 0.93%
Equinix, Inc.	100	37,287	0.93%
Total REITS (Cost $38,241)		37,287	0.93%

SHORT-TERM INVESTMENTS - 6.01%
Money Market Funds - 6.01%
Fidelity Government Portfolio, Institutional Class, 0.25% (c)	201,000	201,000	5.01%
Government & Agency Portfolio, Institutional Class, 0.28% (c)	39,932	39,932	1.00%
		240,932	6.01%
Total Short-Term Investments (Cost $240,932)		240,932	6.01%

Total Investments (Cost $3,639,449) - 100.15%		4,017,841	100.15%
Liabilities in Excess of Other Assets - (0.15)%		(5,843)	(0.15)%
TOTAL NET ASSETS - 100.00%		$4,011,998	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$3,662,679
Gross unrealized appreciation	498,128
Gross unrealized depreciation	(142,966)
Net unrealized appreciation	$355,162

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations

(where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by  the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$320,857	$–	$–	$320,857
Health Care	748,608	–	–	748,608
Industrials	160,701	–	–	160,701
Information Technology	2,472,152	–	–	2,472,152
Telecommunication Services	37,304	–	–	37,304
Total Common Stocks	$3,739,622	$–	$–	$3,739,622

REITS
Financials	$37,287	$-	$-	$37,287
Total REITS	$37,287	$-	$-	$37,287

Short-Term Investments
Money Market Funds	$240,932	$–	$–	$240,932
Total Short-Term Investments	$240,932	$–	$–	$240,932

Total Investments	$4,017,841	$–	$–	$4,017,841

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Hennessy Japan Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 99.06%
Consumer Discretionary - 22.78%
Asics Corp.	336,100	$6,167,836	5.27%
Isuzu Motors, Ltd.	427,600	5,535,338	4.72%
Ryohin Keikaku Co., Ltd.	29,900	6,638,157	5.67%
Shimano, Inc.	46,900	7,334,725	6.26%
Toyota Motor Corp.	17,900	1,003,024	0.86%
		26,679,080	22.78%
Consumer Staples - 13.10%
Kao Corp.	124,700	6,715,496	5.74%
Pigeon Corp.	84,400	2,111,242	1.80%
Unicharm Corp.	316,800	6,513,935	5.56%
		15,340,673	13.10%
Financials - 2.11%
Mizuho Financial Group	380,200	609,965	0.52%
Sumitomo Mitsui Financial Group, Inc.	58,800	1,863,921	1.59%
		2,473,886	2.11%
Health Care - 13.29%
Rohto Pharmaceutical Co., Ltd.	364,400	6,290,284	5.37%
Terumo Corp.	216,300	9,278,147	7.92%
		15,568,431	13.29%
Industrials - 29.64%
Daikin Industries	79,800	6,920,524	5.91%
Kubota Corp.	325,000	4,708,321	4.02%
Misumi Group, Inc.	448,900	8,244,914	7.04%
Mitsubishi Corp.	370,200	6,369,173	5.44%
Nidec Corp.	90,400	8,202,992	7.00%
Sumitomo Corp.	26,100	273,766	0.23%
		34,719,690	29.64%
Information Technology - 8.01%
Keyence Corp.	13,300	9,381,471	8.01%

Materials - 4.32%
Fuji Seal International, Inc.	128,600	5,061,370	4.32%

Telecommunication Services - 5.81%
Softbank Group Co.	123,600	6,803,492	5.81%
Total Common Stocks (Cost $84,968,425)		116,028,093	99.06%

SHORT-TERM INVESTMENTS - 0.87%
Money Market Funds - 0.87%
Fidelity Government Portfolio, Institutional Class, 0.25% (a)	1,020,342	1,020,342	0.87%
Total Short-Term Investments (Cost $1,020,342)		1,020,342	0.87%

Total Investments (Cost $85,988,767) - 99.93%		117,048,435	99.93%
Other Assets in Excess of Liabilities - 0.07%		78,446	0.07%
TOTAL NET ASSETS - 100.00%		$117,126,881	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of July 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$86,160,726
Gross unrealized appreciation	34,754,005
Gross unrealized depreciation	(3,866,296)
Net unrealized appreciation	$30,887,709

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

 Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$–	$26,679,080	$–	$26,679,080
Consumer Staples	–	15,340,673	–	15,340,673
Financials	–	2,473,886	–	2,473,886
Health Care	–	15,568,431	–	15,568,431
Industrials	–	34,719,690	–	34,719,690
Information Technology	–	9,381,471	–	9,381,471
Materials	–	5,061,370	–	5,061,370
Telecommunication Services	–	6,803,492	–	6,803,492
Total Common Stocks	$–	$116,028,093	$–	$116,028,093

Short-Term Investments
Money Market Funds	$1,020,342	$–	$–	$1,020,342
Total Short-Term Investments	$1,020,342	$–	$–	$1,020,342

Total Investments	$1,020,342	$116,028,093	$–	$117,048,435

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Transfers between Level 1 and Level 2 relate to the use of fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Hennessy Japan Small Cap Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 92.01%
Consumer Discretionary - 18.37%
Aeon Fantasy Co.	15,700	$386,948	1.33%
DCM Holdings Co., Ltd.	80,500	688,154	2.37%
Doshisha Co., Ltd.	24,100	504,142	1.74%
Fujibo Holdings, Inc.	220,000	650,934	2.25%
Hagihara Industries, Inc.	19,400	483,255	1.67%
Honeys Co., Ltd.	30,000	401,748	1.39%
Komeri Co., Ltd.	16,000	360,118	1.24%
Parco Co., Ltd.	51,400	431,081	1.49%
Seiren Co., Ltd.	35,100	341,613	1.18%
Starts Corp., Inc.	31,500	630,793	2.18%
Tasaki & Co., Ltd.	36,600	442,959	1.53%
		5,321,745	18.37%
Consumer Staples - 0.89%
Yamaya Corp.	16,600	259,560	0.89%

Financials - 3.09%
INTELLEX Co., Ltd.	63,200	447,013	1.54%
Tokai Tokyo Financial Holdings, Inc.	96,600	447,687	1.55%
		894,700	3.09%
Health Care - 1.43%
Ship Healthcare Holdings, Inc.	13,700	414,379	1.43%

Industrials - 34.81%
BELLSYSTEM24 Holdings, Inc.	70,000	601,667	2.08%
Benefit One, Inc.	16,600	513,912	1.77%
Daihen Corp.	113,000	579,885	2.00%
Daiichi Jitsugyo, Inc.	77,000	369,084	1.27%
Hanwa Co., Ltd.	118,000	631,260	2.18%
Hito Communication, Inc.	22,100	323,964	1.12%
Kanematsu Corp.	223,000	364,874	1.26%
Kito Corp.	65,800	550,478	1.90%
Kitz Corp.	80,800	432,699	1.49%
Kondotec, Inc.	57,100	425,400	1.47%
Miyaji Engineering Group, Inc.	173,000	252,113	0.87%
Nakano Corp.	88,800	368,330	1.27%
Nihon Trim Co., Ltd.	5,500	371,557	1.28%
Nissei ASB Machine Co., Ltd.	20,600	372,316	1.29%
Nittoku Engineering Co., Ltd.	43,000	530,732	1.83%
Okamura Corp.	51,600	532,883	1.84%
Ryobi, Ltd.	101,000	478,751	1.65%
Sanko Gosei, Ltd.	134,000	366,214	1.26%
Sinfonia Technology Co., Ltd.	165,000	292,071	1.01%
Sumitomo Densetsu Co., Ltd.	42,400	476,540	1.65%
Takeei Corp.	60,000	512,559	1.77%
Tocalo Co., Ltd.	15,300	302,430	1.04%
Toppan Forms Co., Ltd.	39,600	436,987	1.51%
		10,086,706	34.81%
Information Technology - 27.70%
Aichi Tokei Denki Co., Ltd.	156,000	476,520	1.64%
Aiphone Co., Ltd.	26,300	477,202	1.65%
Amano Corp.	32,300	522,514	1.80%
Anritsu Corp.	36,500	212,143	0.73%
Digital Garage, Inc.	25,400	482,568	1.66%
Elecom Co., Ltd.	30,200	695,745	2.40%
Information Services International - Dentsu, Ltd.	28,100	547,892	1.89%
Itfor, Inc.	82,900	419,717	1.45%
Koa Corp.	67,200	556,895	1.92%
Kyosan Electric Manufacturing Co., Ltd.	164,000	582,640	2.01%
Mimaki Engineering Co., Ltd.	60,000	257,726	0.89%
Nihon Unisys, Ltd.	42,800	583,398	2.01%
Soliton Systems K.K.	44,900	494,235	1.71%
TKC Corp.	15,000	424,669	1.47%
Towa Corp.	61,800	674,317	2.33%
V-cube, Inc.	28,400	215,020	0.74%
Yokowo Co., Ltd.	69,100	404,988	1.40%
		8,028,189	27.70%

Materials - 5.72%
Aichi Steel Corp.	114,000	568,934	1.96%
Asia Pile Holdings Co.	55,500	232,672	0.80%
Fujikura Kasei Co., Ltd.	47,300	277,669	0.96%
Hakudo Co., Ltd.	52,000	578,211	2.00%
		1,657,486	5.72%
Total Common Stocks (Cost $23,011,723)		26,662,765	92.01%

SHORT-TERM INVESTMENTS - 8.02%
Money Market Funds - 8.02%
Fidelity Government Portfolio, Institutional Class, 0.25% (a)	1,407,000	1,407,000	4.85%
Government & Agency Portfolio, Institutional Class, 0.28% (a)	917,623	917,623	3.17%
Total Short-Term Investments (Cost $2,324,623)		2,324,623	8.02%

Total Investments (Cost $25,336,346) - 100.03%		28,987,388	100.03%
Liabilities in Excess of Other Assets - (0.03)%		(9,720)	(0.03)%
TOTAL NET ASSETS - 100.00%		$28,977,668	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of July 31, 2016.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$25,491,359
Gross unrealized appreciation	4,708,042
Gross unrealized depreciation	(1,212,013)
Net unrealized appreciation	$3,496,029

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016 The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that  are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active  markets (such as interest rates, prepayment speeds, credit risk surves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based  on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2016, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$–	$5,321,745	$–	$5,321,745
Consumer Staples	–	259,560	–	259,560
Financials	–	894,700	–	894,700
Health Care	–	414,379	–	414,379
Industrials	–	10,086,706	–	10,086,706
Information Technology	–	8,028,189	–	8,028,189
Materials	–	1,657,486	–	1,657,486
Total Common Stocks	$–	$26,662,765	$–	$26,662,765

Short-Term Investments
Money Market Funds	$2,324,623	$–	$–	$2,324,623
Total Short-Term Investments	$2,324,623	$–	$–	$2,324,623

Total Investments	$2,324,623	$26,662,765	$–	$28,987,388

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2016, the Fund recognized no transfers between levels.

Transfers between Level 1 and Level 2 relate to the use of fair valuation pricing service.  On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Item 2. Controls and Procedures.
(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)          /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Investment Officer and President

Date    September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Investment Officer and President

Date    September 29, 2016

By (Signature and Title)*        /s/ Teresa M. Nilsen
Teresa M. Nilsen, Executive Vice President and Treasurer

Date    September 29, 2016